General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
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General principles for the preparation of the consolidated financial statements
3	General principles for the preparation of the consolidated financial statements

(a)	Compliance with IFRS

The consolidated financial statements of the Natuzzi Group have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).

The consolidated financial statement as at December 31, 2018 is the Group’s first consolidated financial statements prepared in accordance with IFRS and IFRS 1 “First-time Adoption of International Financial Reporting” has been applied. An explanation of how the transition from Italian GAAP to IFRS has affected the reported financial position, financial performance and cash flows of the Group is provided in note 43.

Details of Group’s accounting policies are included in note 4.

(b)	Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value.

(c)	Basis of preparation

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of profit or loss, the consolidated statement of comprehensive income or loss, consolidated statement of changes in equity, consolidated statement of cash flows and the notes to the consolidated financial statements.

The consolidated statement of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realised, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statement of profit or loss has been prepared based on the function of the expenses.

The consolidated statement of cash flows has been prepared using the indirect method.

The consolidated financial statements are presented in Euro (the Group’s presentation currency) and all amounts are rounded to the nearest thousands of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d)	Functional and presentation currency

These consolidated financial statements are presented in Euro, which is the Natuzzi S.p.A’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise stated.

(e)	Use of estimates and judgement

The preparation of consolidated financial statements requires the use of accounting estimates. Actual results may differ from these estimates. Management also needs to exercise judgement in applying the Group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgement or complexity, and of items which are susceptible to adjustment in the event actual results are materially different than the estimates. Detailed information about each of these estimates and judgements is included in other notes together with information about the basis of calculation for each affected line item in the consolidated financial statements.

The areas involving significant estimates or judgements are:

(a)	impairment of property, plant and equipment, note 8;

(b)	estimated goodwill impairment, note 9;

(c)	estimation of fair value of the investment in a joint venture recorded as such after loss of control, note 10;

(d)	impairment of trade receivables, note 4;

(e)	estimation of provision for warranty claims, note 21;

(f)	estimation of fair values of contingent liabilities, notes 21 and 40;

(g)	estimated fair value of derivative financial instruments, notes 27 and 28;

(h)	recognition of deferred tax asset, note 36.

Estimates and judgements are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.